Business Combinations (Details) - USD ($)		12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Purchase consideration		$ 5,000,000
Deemed share price (in Dollars per share)		$ 1.7
Acquired trademark	$ 3,500,000
Bargain purchase gain	$ 2,500,000	$ 19,166,000
Fair value of other acquired assets		1,566,000
Fair value of net assets acquired		$ 19,466,000
Tangible Assets [Member]
Business Combination [Line Items]
Estimated useful life		5 years
Microsoft Lab Services [Member]
Business Combination [Line Items]
Outstanding equity interests	100.00%
Company issued shares	$ 125,000
Share price (in Dollars per share)	$ 2.06
Share consideration	$ 257,500
Purchase consideration on acquisition date		$ 1,007,500
Nodexus [Member]
Business Combination [Line Items]
Cash consideration		300,000
Bargain purchase gain		19,166,000
Fair value of net assets acquired		19,166,000
Nodexus [Member] | Patents [Member]
Business Combination [Line Items]
Fair value of the patents		17,900,000
Minimum [Member]
Business Combination [Line Items]
Cash consideration		750,000
Trademarks [Member]
Business Combination [Line Items]
Acquired trademark		$ 5,284,000
Trademarks [Member] | Microsoft Lab Services [Member]
Business Combination [Line Items]
Fair value of the trademarks and technology			$ 5,284,000
Class A Ordinary Shares [Member] | Microsoft Lab Services [Member]
Business Combination [Line Items]
Ordinary shares (in Shares)		2,500,000
Class A Ordinary Shares [Member] | Microsoft Lab Services [Member]
Business Combination [Line Items]
Ordinary shares (in Shares)		4.63